UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10181

Name of Fund: Government Securities Delaware, LLC

Fund Address:	P.O. Box 9011
Princeton, NJ 08543-9011

Name and address of agent for service: Alan Levy, President, Government Securities Delaware, LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536.

Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant’s telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/09

Date of reporting period: 01/01/09 - 03/31/09

Item 1 –	Schedule of Investments

Government Securities Delaware, LLC

Schedule of Investments as of March 31, 2009 (Unaudited)

	Face Amount	Investments	Value

Notes - 96.8%	$500,000,000	Merrill Lynch & Co., Inc., 0.6256% due 8/15/2009 (a)(b)	$500,000,000
	500,000,000	Merrill Lynch Capital Services, Inc., 0.6356% due 8/15/2009 (a)(b)	500,000,000

		Total Investments (Cost - $1,000,000,000*) - 96.8%	1,000,000,000
		Other Assets Less Liabilities - 3.2%	33,338,655

		Net Assets - 100.0%	$1,033,338,655

*	Cost for federal income tax purposes

(a)	Floating rate security.

(b)	Investments in companies considered to be an affiliate of the Company, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Affiliate	Net Activity	Interest Income

	Merrill Lynch & Co., Inc., 0.6256% due 8/15/2009	—	$780,848
	Merrill Lynch Capital Services, Inc., 0.6356% due 8/15/2009	—	$793,438

•	Interest rate swap contracts outstanding as of March 31, 2009 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)

	Receive a fixed rate of 1.1575% and 6-month LIBOR (reset each February 15 th and August 15 th), minus 1.09% and pay a 1-month LIBOR, reset on the 15th of each month, plus .07% compounded

	Broker, Merrill Lynch Capital Services, Inc. Expires August 2009	$1,000,000,000	$4,515,000

	Receive a 6-month LIBOR, (reset each February 15th and August 15th), minus 1.09% and pay semi-annual payments of $41,112

	Broker, Merrill Lynch Capital Services, Inc. Expires August 2009	$138,889	(30,543)

Receive a fixed rate of 6.000% and pay a 6-month LIBOR (reset each February 15th and August 15th), minus 1.09% and pay semi-annual payments of $138,889 (reflects swap component of the reverse repurchase agreement)

	Broker, Merrill Lynch Government Securities, Inc. Expires August 2009	$1,000,138,889	19,728,103

	Total		$24,212,560

1

•

The Company adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 –	price quotations in active markets/exchanges for identical securities

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 –

unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Company’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Company’s policy regarding valuation of investments and other significant accounting policies, please refer to the Company’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Company’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets	Liabilities

Level 1	—	—	—
Level 2	$1,000,000,000	$24,243,103	$(30,543)
Level 3	—	—	—

Total	$1,000,000,000	$24,243,103	$(30,543)

* Other financial instruments are swaps and reverse repurchase agreements.

2

Item 2 –	Controls and Procedures

2 (a) –	The registrant’s certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to use by others particularly during the period in which this report is being prepared. The registrant’s certifying officers have determined that the registrant’s disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2 (b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Securities Delaware, LLC

By:	/s/ Alan Levy

Alan Levy,
President of Government Securities Delaware, LLC

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Levy

Alan Levy,
President of Government Securities Delaware, LLC

Date: May 29, 2009

By:	/s/ Peter Cross

Peter Cross
Treasurer (principal financial officer) Government Securities Delaware, LLC

Date: May 29, 2009